Income (Loss) Per Share - Schedule of Number of Shares and Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Number of Shares and Income (Loss) [Abstract]
Weighted Number of Shares For the computation of basic income (loss)	57,646,403	57,487,248	48,830,479
Income Attributed to equity holders of the Company For the computation of basic income (loss)	$ 20,198	$ 14,462	$ 8,284
Weighted Number of Shares Effect of potential dilutive ordinary shares	659,525	329,903	4,845,035
Income Attributed to equity holders of the Company Effect of potential dilutive ordinary shares
Weighted Number of Shares For the computation of diluted income (loss)	58,345,581	57,817,151	53,675,514
Loss Attributed to equity holders of the Company For the computation of diluted income (loss)	$ 20,198	$ 14,462	$ 8,284